Document and Entity Information	May 01, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001736035
Document Type	8-K
Document Period End Date	May 01, 2024
Entity Registrant Name	Blackstone Secured Lending Fund
Entity Incorporation State Country Code	DE
Entity File Number	814-01299
Entity Tax Identification Number	82-7020632
Entity Address, Address Line One	345 Park Avenue
Entity Address, Address Line Two	31st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154
City Area Code	(212)
Local Phone Number	503-2100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares of Beneficial Interest, $0.001 par value per share
Trading Symbol	BXSL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false